SHAREHOLDERS' CAPITAL (Tables)	3 Months Ended
Jun. 30, 2021
SHAREHOLDERS' CAPITAL
Schedule of issued and outstanding shareholders' capital

	Three months ended		Year ended
	June 30, 2021		March 31, 2021
	Shares	Amount	Shares	Amount
Common shares:
Issued and outstanding
Balance, beginning of period	48,078,637	$1,537,863	4,594,371	$1,099,864
Share-based awards exercised	–	–	91,854	929
Issuance of shares due to Recapitalization	–	–	43,392,412	438,642
Issuance cost	–	–	–	(1,572)
Balance, end of period	48,078,637	$1,537,863	48,078,637	$1,537,863
Preferred shares:
Issued and outstanding
Balance, beginning of period	–	$–	4,662,165	$146,965
Exchanged to common shares	–	–	(4,662,165)	(146,965)
Shareholders' capital	48,078,637	$1,537,863	48,078,637	$1,537,863